Note 1 - Segment Information - Geographical Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Net sales	$ 5,288,504	$ 4,293,592	$ 6,903,123
Total assets	14,398,218	14,003,275
Trade receivables, net	1,214,060	954,685
Property, plant and equipment, net	6,229,143	6,001,939
Capital expenditures	558,236	786,873	1,131,519
Continuing operations [member]
Statement Line Items [Line Items]
Net sales	5,288,504	4,293,592	6,903,123
Total assets	14,398,218	13,851,858	14,799,545
Trade receivables, net	1,214,060	954,685	1,107,189
Property, plant and equipment, net	6,229,143	6,001,939	5,626,602
Capital expenditures	558,092	784,962	1,130,313
Depreciation and amortization	608,640	657,109	653,313
Discontinued operations [member]
Statement Line Items [Line Items]
Net sales	11,899	234,911	197,630
Total assets		151,417	87,429
Trade receivables, net		33,620	27,940
Property, plant and equipment, net		41,470	45,656
Capital expenditures	145	1,911	1,206
Depreciation and amortization		5,303	5,465
North America [member] | Continuing operations [member]
Statement Line Items [Line Items]
Net sales	2,451,357	1,320,297	2,668,724
Total assets	7,925,520	7,467,842	8,625,806
Trade receivables, net	582,204	229,390	339,499
Property, plant and equipment, net	3,914,229	3,652,032	3,207,661
Capital expenditures	430,143	646,545	822,396
Depreciation and amortization	354,091	381,811	385,189
South America [member] | Continuing operations [member]
Statement Line Items [Line Items]
Net sales	1,142,142	1,210,527	2,132,221
Total assets	2,975,599	2,803,848	2,931,297
Trade receivables, net	234,877	204,746	396,834
Property, plant and equipment, net	1,190,145	1,237,391	1,269,995
Capital expenditures	58,949	59,780	168,140
Depreciation and amortization	126,273	128,458	125,754
Europe [member] | Continuing operations [member]
Statement Line Items [Line Items]
Net sales	545,777	565,173	728,815
Total assets	2,002,658	1,925,784	1,877,429
Trade receivables, net	214,944	161,291	181,084
Property, plant and equipment, net	878,788	847,318	907,466
Capital expenditures	57,285	35,270	82,344
Depreciation and amortization	93,900	113,875	112,742
Middle East and Africa [member] | Continuing operations [member]
Statement Line Items [Line Items]
Net sales	937,439	1,055,994	1,096,688
Total assets	391,029	593,649	429,317
Trade receivables, net	135,524	308,919	137,278
Property, plant and equipment, net	102,481	106,941	86,181
Capital expenditures	7,562	24,166	36,867
Depreciation and amortization	12,094	11,053	9,912
Asia Pacific [member] | Continuing operations [member]
Statement Line Items [Line Items]
Net sales	211,789	141,601	276,675
Total assets	441,546	482,132	423,479
Trade receivables, net	46,511	50,339	52,494
Property, plant and equipment, net	143,500	158,257	155,299
Capital expenditures	4,153	19,201	20,566
Depreciation and amortization	22,282	21,912	19,716
Unallocated region [member] | Continuing operations [member]
Statement Line Items [Line Items]
Net sales
Total assets	661,866	578,603	512,217
Trade receivables, net
Property, plant and equipment, net
Capital expenditures
Depreciation and amortization